Background, Organization, and Summary of Significant Accounting Policies - Other Income (Deductions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (deductions)
Interest income	$ 4,015	$ 6,356	$ 6,108
Equity AFUDC	4,724	4,161	3,627
Total other income (deductions)	(6,789)	10,085	(17,426)
Southwest Gas Corporation
Other income (deductions)
Total other income (deductions)	(6,590)	9,517	(17,240)
Corporate and administrative
Other income (deductions)
Total other income (deductions)	8	102	52
Natural Gas Operations
Other income (deductions)
Interest income	4,015	6,356	6,020
Natural Gas Operations | Operating Segments | Southwest Gas Corporation
Other income (deductions)
Change in COLI policies	9,200	17,400	(3,200)
Interest income	4,015	6,356	6,020
Equity AFUDC	4,724	4,161	3,627
Other components of net periodic benefit cost	(20,022)	(15,059)	(21,059)
Miscellaneous income and (expense)	(4,507)	(3,341)	(2,628)
Total other income (deductions)	(6,590)	9,517	(17,240)
Utility Infrastructure Services
Other income (deductions)
Interest income	0	0	88
Utility Infrastructure Services | Operating Segments | Centuri
Other income (deductions)
Interest income	0	0	88
Foreign transaction gain (loss)	(16)	546	(222)
Equity in earnings of unconsolidated investment – Western	80	439	531
Miscellaneous income and (expense)	(271)	(519)	(635)
Total other income (deductions)	$ (207)	$ 466	$ (238)